Financial risk management - Summary of Undiscounted Contractual Cash Flows of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-derivative financial liabilities:
Finance lease obligations	$ 3,317	$ 3,333
Trade and other payables, excluding deferred revenue	1,222	1,219
Provisions	8	8
Derivative financial liabilities:
Forward foreign exchange contracts		3
Bank overdrafts [member]
Non-derivative financial liabilities:
Bank loan	110	89
Unsecured bank loans [member]
Non-derivative financial liabilities:
Bank loan	264	110
GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	643	605
GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	521	489
GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	560	519
Less than 1 year [member]
Non-derivative financial liabilities:
Finance lease obligations	16	17
Trade and other payables, excluding deferred revenue	719	644
Provisions	3	3
Derivative financial liabilities:
Forward foreign exchange contracts		3
Less than 1 year [member] | Bank overdrafts [member]
Non-derivative financial liabilities:
Bank loan	110	89
Less than 1 year [member] | Unsecured bank loans [member]
Non-derivative financial liabilities:
Bank loan	264	110
Less than 1 year [member] | GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	21	19
Less than 1 year [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	15	14
Less than 1 year [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	10	9
Between 1 and 2 years [member]
Non-derivative financial liabilities:
Finance lease obligations	16	16
Trade and other payables, excluding deferred revenue	138	173
Provisions	5	5
Between 1 and 2 years [member] | GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	21	19
Between 1 and 2 years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	15	14
Between 1 and 2 years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	10	9
Between 2 and 5 years [Member]
Non-derivative financial liabilities:
Finance lease obligations	51	48
Trade and other payables, excluding deferred revenue	189	210
Between 2 and 5 years [Member] | GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	601	57
Between 2 and 5 years [Member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	46	42
Between 2 and 5 years [Member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	30	28
More than 5 years [member]
Non-derivative financial liabilities:
Finance lease obligations	3,234	3,252
Trade and other payables, excluding deferred revenue	176	192
More than 5 years [member] | GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		510
More than 5 years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	445	419
More than 5 years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	$ 510	$ 473